Share-based compensation - Summary of Activity of Restricted Share Units (Details) - Restricted Share Units - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2011 Equity Incentive Plan
Units
Units, beginning balance (in shares)	451,198	937,839	1,605,049
Annual grant (in shares)			35,000
Forfeitures (in shares)	(11,774)	(4,367)	(239,621)
Units, ending balance (in shares)	186,796	451,198	937,839
Units, exercisable (in shares)	0
Weighted-average grant-date fair value
Units, beginning balance (in dollars per share)	$ 7.80	$ 7.50	$ 7.41
Annual grant (in dollars per share)			8.00
Forfeitures (in dollars per share)	8.69	7.75	7.74
Units, ending balance (in dollars per share)	8.70	$ 7.80	$ 7.50
Units, exercisable (in dollars per share)	$ 0
Number of units outstanding	186,796
Weighted-average grant-date fair market value per unit (in dollars per share)	$ 8.70
Total grant-date fair value	$ 1,625
Weighted-average accumulated percentage of service	85.29%
Stock-based compensation recognized in Additional paid-in capital	$ 1,386
Compensation expense not yet recognized	$ 239
Weighted-average period for recognition	3 months 18 days
2014 grant
Units
Partial vesting (in shares)			(38,222)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)			$ 8.58
2015 grant
Units
Partial vesting (in shares)		(101,928)	(115,634)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)		$ 6.33	$ 6.33
2016 grant
Units
Partial vesting (in shares)	(110,213)	(114,045)	(134,501)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)	$ 4.70	$ 4.70	$ 4.70
2017 grant
Units
Partial vesting (in shares)	(62,742)	(67,606)	(174,232)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)	$ 9.20	$ 9.20	$ 9.20
2018 grant
Units
Partial vesting (in shares)	(79,673)	(163,695)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)	$ 8.50	$ 8.50
2019 grant
Units
Partial vesting (in shares)		(35,000)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)		$ 8.00